Goodwill and other intangibles (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Selling, general and administrative expense
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortization	$ 62	$ 65
Goodwill [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	1,944	1,975
Increase (decrease) through net exchange differences, intangible assets and goodwill	5	(11)
Finalization of purchase price allocation on Angelina acquisition		(20)
Intangible assets other than goodwill at end of period	1,949	1,944
Customer-related intangible assets [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	390	426
Amortization	53	54
Increase (decrease) through net exchange differences, intangible assets and goodwill	2	(3)
Finalization of purchase price allocation on Angelina acquisition		21
Intangible assets other than goodwill at end of period	339	390
Other intangible assets [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	24	39
Additions	3
Amortization	9	11
Increase (decrease) through net exchange differences, intangible assets and goodwill		(1)
Transfers		4
Other	(2)	3
Intangible assets other than goodwill at end of period	20	24
Goodwill And Intangible Assets Excluding Licenses [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	2,358	2,440
Additions	3
Amortization	62	65
Increase (decrease) through net exchange differences, intangible assets and goodwill	6	(15)
Finalization of purchase price allocation on Angelina acquisition		1
Transfers		4
Other	(2)	3
Intangible assets other than goodwill at end of period	2,307	2,358
Gross carrying amount | Goodwill [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	1,944
Intangible assets other than goodwill at end of period	1,949	1,944
Gross carrying amount | Customer-related intangible assets [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	486
Intangible assets other than goodwill at end of period	489	486
Gross carrying amount | Other intangible assets [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	74
Intangible assets other than goodwill at end of period	80	74
Gross carrying amount | Goodwill And Intangible Assets Excluding Licenses [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	2,504
Intangible assets other than goodwill at end of period	2,518	2,504
Accumulated depreciation and amortisation | Customer-related intangible assets [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(96)
Intangible assets other than goodwill at end of period	(150)	(96)
Accumulated depreciation and amortisation | Other intangible assets [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(50)
Intangible assets other than goodwill at end of period	(60)	(50)
Accumulated depreciation and amortisation | Goodwill And Intangible Assets Excluding Licenses [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(146)
Intangible assets other than goodwill at end of period	$ (211)	$ (146)